Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of class A common stock subject to redemption [Abstract]
Class A common stock subject to possible redemption at beginning	$ 254,850,765	$ 252,755,071	$ 250,000,000
Class A common stock subject to possible redemption at ending	257,299,165	254,850,765	252,755,071	$ 250,000,000
Remeasurement of carrying value to redemption value	$ 2,448,400	$ 2,095,694	$ 2,755,071	$ 32,199,265